Provision for Environmental Rehabilitation - Additional Information (Detail) - Gibraltar Mines Ltd [member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Reclamation bonds issued	$ 36,284
Reclamation bonds share	75.00%
Reclamation deposits	$ 28,784
Standby letters of credit1 [member]
Disclosure of other provisions [line items]
Reclamation bonds issued	8,676
Cash collateral	2,208
Restricted cash	$ 7,500
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Pre-tax discount rate	2.18%	2.26%
Inflation rate	1.70%	2.00%
Provision for decommissioning, restoration and rehabilitation costs [member] | Top of range [member]
Disclosure of other provisions [line items]
Costs incurred period	100 years